WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 80.5% (a)
Communication Services - 9.8%
Activision Blizzard, Inc.	4,211	$340,880
Alphabet, Inc. - Class A (b)	2,316	3,394,330
Alphabet, Inc. - Class C (b)	3,633	5,339,057
Facebook, Inc. - Class A (b)	40,213	10,531,785
Netflix, Inc. (b)	1,099	549,533
Pinterest, Inc. - Class A (b)	22,305	925,880
Take-Two Interactive Software, Inc. (b)	1,802	297,726
The Walt Disney Co.	11,174	1,386,470
T-Mobile US, Inc. (b)	23,555	2,693,750
Zillow Group, Inc. - Class C (b)	293	29,766
		25,489,177
Consumer Discretionary - 15.1%
Alibaba Group Holding Ltd. - ADR (b)	29,138	8,565,989
Amazon.com, Inc. (b)	5,602	17,639,185
AutoZone, Inc. (b)	319	375,667
Bright Horizons Family Solutions, Inc. (b)	3,395	516,176
Dollar General Corp.	2,704	566,813
Domino's Pizza, Inc.	245	104,194
eBay, Inc.	2,684	139,836
Etsy, Inc. (b)	5,376	653,883
Las Vegas Sands Corp.	9,556	445,883
Lowe's Cos., Inc.	12,752	2,115,047
MercadoLibre, Inc. (b)	640	692,787
O'Reilly Automotive, Inc. (b)	910	419,583
Pool Corp.	3,472	1,161,523
Starbucks Corp.	15,475	1,329,612
Target Corp.	833	131,131
Tesla, Inc. (b)	2,128	912,933
The Home Depot, Inc.	3,495	970,596
Tractor Supply Co.	1,713	245,541
Vail Resorts, Inc.	2,083	445,700
Yum China Holdings, Inc.	13,485	714,031
Yum! Brands, Inc.	10,007	913,639
		39,059,749
Consumer Staples - 2.8%
Church & Dwight Co., Inc.	2,341	219,375
Colgate-Palmolive Co.	14,898	1,149,381
Costco Wholesale Corp.	1,863	661,365
Monster Beverage Corp. (b)	39,217	3,145,203
Sprouts Farmers Market, Inc. (b)	10,463	218,991
The Clorox Co.	1,441	302,855
The Procter & Gamble Co.	7,457	1,036,448
US Foods Holding Corp. (b)	28,551	634,403
		7,368,021
Energy - 0.1%
Schlumberger NV	25,521	397,107
Financials - 2.2%
Aon PLC - Class A	1,026	211,664
FactSet Research Systems, Inc.	3,802	1,273,214
Morgan Stanley	9,175	443,611
MSCI, Inc.	256	91,336
S&P Global, Inc.	6,033	2,175,500
SEI Investments Co.	21,284	1,079,524
The Progressive Corp.	5,509	521,537
		5,796,386
Health Care - 10.0%
Abbott Laboratories	2,270	247,044
AbbVie, Inc.	760	66,568
Align Technology, Inc. (b)	918	300,517
Anthem, Inc.	40	10,744
Biogen, Inc. (b)	621	176,165
Boston Scientific Corp. (b)	38,983	1,489,540
Cerner Corp.	21,839	1,578,741
Danaher Corp.	12,538	2,699,808
DexCom, Inc. (b)	2,239	922,983
Edwards Lifesciences Corp. (b)	4,132	329,816
Eli Lilly and Co.	306	45,294
Guardant Health, Inc. (b)	2,751	307,507
HCA Healthcare, Inc. (c)	1,372	171,061
Horizon Therapeutics PLC (b)	1,542	119,783
Humana, Inc.	897	371,259
IDEXX Laboratories, Inc. (b)	411	161,568
Illumina, Inc. (b)	5,386	1,664,705
Intuitive Surgical, Inc. (b)	2,103	1,492,163
Johnson & Johnson	3,128	465,697
Merck & Co., Inc.	1,256	104,185
Neurocrine Biosciences, Inc. (b)	1,246	119,815
Novartis AG - ADR	14,513	1,262,050
Novo Nordisk A/S - ADR	10,163	705,617
Regeneron Pharmaceuticals, Inc. (b)	4,443	2,487,103
ResMed, Inc.	1,053	180,516
Roche Holding AG - ADR	49,155	2,104,326
Sarepta Therapeutics, Inc. (b)	851	119,506
Thermo Fisher Scientific, Inc.	875	386,330
UnitedHealth Group, Inc.	11,750	3,663,298
Varian Medical Systems, Inc. (b)	3,729	641,388
Veeva Systems, Inc. - Class A (b)	180	50,614
Vertex Pharmaceuticals, Inc. (b)	4,504	1,225,628
West Pharmaceutical Services, Inc.	806	221,569
		25,892,908
Industrials - 3.9%
Cintas Corp.	3,264	1,086,357
CoStar Group, Inc. (b)	126	106,912
Deere & Co. (c)	11,851	2,626,537
Expeditors International of Washington, Inc.	20,522	1,857,652
Fastenal Co.	1,532	69,078
Illinois Tool Works, Inc.	644	124,427
Old Dominion Freight Line, Inc.	471	85,213
Rockwell Automation, Inc.	426	94,010
The Boeing Co.	12,581	2,079,136
TransDigm Group, Inc.	1,331	632,385
TransUnion	229	19,266
Uber Technologies, Inc. (b)	9,874	360,204
Union Pacific Corp.	5,059	995,965
		10,137,142
Information Technology - 35.2%
Accenture PLC - Class A	1,897	428,703
Adobe, Inc. (b)	7,942	3,894,995
Advanced Micro Devices, Inc. (b)	11,296	926,159
Apple, Inc.	109,003	12,623,637
Applied Materials, Inc.	25,020	1,487,439
Atlassian Corp. PLC - Class A (b)	50	9,090
Autodesk, Inc. (b)	15,516	3,584,351
Automatic Data Processing, Inc.	3,414	476,219
Avalara, Inc. (b)	2,935	373,743
Booz Allen Hamilton Holding Corp.	231	19,168
Cisco Systems, Inc.	32,912	1,296,404
Coupa Software, Inc. (b)	409	112,164
Crowdstrike Holdings, Inc. - Class A (b)	749	102,853
Fair Isaac Corp. (b)	444	188,869
Fidelity National Information Services, Inc.	11,773	1,733,103
Fiserv, Inc. (b)	3,298	339,859
Fortinet, Inc. (b)	2,131	251,053
GoDaddy, Inc. - Class A (b)	4,063	308,666
Intuit, Inc.	2,968	968,191
Lam Research Corp.	630	209,003
Mastercard, Inc. - Class A	6,386	2,159,554
Microsoft Corp.	74,818	15,736,470
Monolithic Power Systems, Inc.	524	146,516
NVIDIA Corp.	15,881	8,595,115
NXP Semiconductors NV	13,382	1,670,207
Oracle Corp.	62,050	3,704,385
PayPal Holdings, Inc. (b)	18,047	3,555,800
QUALCOMM, Inc.	32,449	3,818,598
RingCentral, Inc. - Class A (b)	1,351	370,998
salesforce.com, Inc. (b)	26,492	6,657,969
ServiceNow, Inc. (b)	1,902	922,470
Square, Inc. - Class A (b)	1,415	230,008
Teradyne, Inc.	4,853	385,619
Texas Instruments, Inc.	1,895	270,587
Visa, Inc. - Class A	55,932	11,184,722
Workday, Inc. - Class A (b)	5,935	1,276,797
Zoom Video Communications, Inc. - Class A (b)	2,286	1,074,672
		91,094,156
Materials - 0.9%
Air Products and Chemicals, Inc.	1,992	593,337
Eagle Materials, Inc.	1,565	135,091
The Sherwin-Williams Co.	2,196	1,530,041
		2,258,469
Real Estate - 0.5%
Crown Castle International Corp.	7,146	1,189,809
Total Common Stocks (Cost $100,826,398)		208,682,924

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%	Par Value
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.952%, due 10/15/36 (1 Month U.S. LIBOR + 1.800%) (d)(e)(f)	$170,874	$169,284
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.600%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (d)(e)	100,000	100,000
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 3.610%, due 09/15/53 (f)	150,000	155,214
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.242%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(e)(f)	170,000	165,157
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/06/34 (e)(f)	180,000	183,350
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.605%, due 08/15/46 (e)(f)	210,000	211,080
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (e)(f)	179,213	184,642
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (e)(f)	468,220	481,297
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (e)(f)	22,563	23,344
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (e)(f)	23,343	24,220
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (e)(f)	395,997	406,424
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (e)(f)	210,205	214,922
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.236%, due 07/15/45 (f)	163,000	167,595
KNDL 2019-KNSQ Mortgage Trust
Series C, 1.202%, due 05/15/36 (1 Month U.S. LIBOR + 1.050%) (d)(e)(f)	135,000	133,735
Manhattan West
Series C, 2.413%, due 09/10/39 (e)(f)	180,000	179,592
Motel 6 Trust 2017-MTL6
Series 2017-MTL6, 1.552%, due 08/15/34 (1 Month U.S. LIBOR + 1.400%) (d)(e)(f)	96,294	93,954
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (f)	189,094	193,102
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (e)(f)	363,200	368,327
Sequoia Mortgage Trust 2018-8
Series 2018-8, 4.000%, due 11/25/48 (e)(f)	416,768	428,990
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 09/25/49 (e)(f)	60,262	62,489
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (e)(f)	392,782	399,476
UBS-Barclays Commercial Mortgage Trust 2012-C4
Series A-5, 2.850%, due 12/10/45 (f)	25,000	25,916
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (e)(f)	300,000	309,093
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/15/47 (f)	180,000	184,896
Total Non-Agency Mortgage-Backed Obligations (Cost $4,874,917)		4,866,099

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.779%, due 09/15/53 (f)	1,000,000	129,337
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.832%, due 09/15/53 (f)	709,922	81,074
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $203,950)		210,411

ASSET-BACKED SECURITIES - 1.5%
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (e)(f)	272,581	$282,994
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (f)	200,000	200,410
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 02/20/34 (f)	68,000	68,477
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (e)(f)	236,907	245,494
Invitation Homes 2018-SFR2 Trust
Series A, 1.052%, due 06/17/37 (1 Month U.S. LIBOR + 0.900%) (d)(e)(f)	156,430	155,705
Invitation Homes 2018-SFR2 Trust
Series E, 2.152%, due 06/17/37 (1 Month U.S. LIBOR + 2.000%) (d)(e)(f)	230,000	229,584
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (e)(f)	300,000	299,683
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (e)	242,373	247,181
MOSAIC SOLAR LOAN TR 2020-2
Series 2020-2, 1.440%, due 08/20/46 (e)(f)	100,000	99,247
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/16/69 (e)(f)	300,000	300,488
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (f)	100,000	99,973
Series C, 1.120%, due 01/15/26 (f)	200,000	199,885
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.748%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (d)(e)(f)	184,381	183,530
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (e)(f)	249,947	257,398
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (e)(f)	350,000	354,624
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (e)(f)	225,000	231,912
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (e)(f)	200,000	199,965
Volvo Financial Equipment LLC
Series A-4, 0.600%, due 03/15/28 (e)(f)	100,000	99,916
Total Asset-Backed Securities (Cost $3,755,157)		3,756,466

COLLATERALIZED LOAN OBLIGATIONS - 1.2%
AIMCO 2020-11A A2
1.541%, due 10/15/31 (3 Month U.S. LIBOR + 1.300%) (d)(e)(f)	400,000	$400,000
Aimco CLO 11 Ltd.
Series LTD, 0.000%, due 10/15/31 (e)(f)(g)	400,000	400,000
Barings CLO Ltd 2020-I
0.000%, due 10/15/32 (e)(f)	350,000	350,000
Benefit Street Partners CLO XIX Ltd.
Series A, 1.625%, due 01/15/33 (3 Month U.S. LIBOR + 1.350%) (d)(e)(f)	350,000	348,593
CIFC Funding 2020-III Ltd.
Series 2020-3, 0.000%, due 10/20/31 (e)(f)(g)	400,000	399,958
Octagon Investment Partners 48 Ltd.
Series A, 0.000%, due 10/20/31 (e)(f)	400,000	400,827
OHA Credit Funding 4 Ltd.
Series A-1, 1.588%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (d)(e)(f)	400,000	400,149
Sound Point CLO XXVII Ltd.
Series 2020-27, 0.000%, due 10/25/31 (e)(f)	400,000	400,000
Total Collateralized Loan Obligations (Cost $3,097,963)		3,099,527

CORPORATE BONDS - 3.9%
Basic Materials - 0.0% (h)
Ecolab, Inc.
4.800%, due 03/24/30 (f)	61,000	$77,491
Communications - 0.3%
Amazon.com, Inc.
1.500%, due 06/03/30 (f)	127,000	129,270
Charter Communications Operating LLC
4.464%, due 07/23/22 (f)	56,000	59,260
Comcast Corp.
3.000%, due 02/01/24 (f)	198,000	213,270
Discovery Communications LLC
3.950%, due 06/15/25 (f)	62,000	69,918
The Walt Disney Co.
2.200%, due 01/13/28 (f)	68,000	71,565
Verizon Communications, Inc.
3.376%, due 02/15/25 (f)	141,000	157,199
		700,482
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25 (f)	70,000	70,439
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (f)	158,000	179,594
Ross Stores, Inc.
4.600%, due 04/15/25 (f)	114,000	130,709
The TJX Cos., Inc.
3.875%, due 04/15/30 (f)	142,000	167,920
		548,662
Consumer, Non-cyclical - 0.8%
AbbVie, Inc.
3.600%, due 05/14/25 (f)	118,000	130,446
Altria Group, Inc.
3.400%, due 05/06/30 (f)	88,000	95,752
Amgen, Inc.
3.200%, due 11/02/27 (f)	115,000	128,278
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25 (f)	68,000	76,827
AstraZeneca PLC
0.700%, due 04/08/26 (f)	81,000	79,837
BAT International Finance PLC
1.668%, due 03/25/26 (f)	142,000	141,925
Constellation Brands, Inc.
3.700%, due 12/06/26 (f)	88,000	100,602
CVS Health Corp.
3.875%, due 07/20/25 (f)	234,000	263,788
Global Payments, Inc.
2.650%, due 02/15/25 (f)	78,000	82,798
HCA, Inc.
4.125%, due 06/15/29 (f)	98,000	110,740
Johnson & Johnson
0.550%, due 09/01/25 (f)	91,000	91,028
0.950%, due 09/01/27 (f)	100,000	100,029
1.300%, due 09/01/30 (f)	100,000	100,855
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (f)	67,000	77,163
PepsiCo, Inc.
2.625%, due 07/29/29 (f)	79,000	87,219
Royalty Pharma PLC
0.750%, due 09/02/23 (e)(f)	59,000	58,740
1.200%, due 09/02/25 (e)(f)	61,000	60,801
1.750%, due 09/02/27 (e)(f)	60,000	59,806
The Coca-Cola Co.
2.125%, due 09/06/29 (f)	136,000	145,100
		1,991,734
Energy - 0.2%
BP Capital Markets PLC
3.535%, due 11/04/24 (f)	106,000	117,016
Enable Midstream Partners LP
4.150%, due 09/15/29 (f)	91,000	83,505
Exxon Mobil Corp.
2.275%, due 08/16/26 (c)(f)	94,000	100,520
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (f)	67,000	70,295
MPLX LP
4.875%, due 12/01/24 (f)	70,000	78,137
Shell International Finance BV
3.400%, due 08/12/23 (f)	62,000	67,037
Total Capital International SA
2.434%, due 01/10/25 (f)	70,000	74,380
		590,890
Financial - 1.5%
American International Group, Inc.
3.900%, due 04/01/26 (f)	141,000	160,100
American Tower Corp.
5.000%, due 02/15/24 (f)	66,000	74,665
Assurant, Inc.
4.200%, due 09/27/23 (f)	67,000	71,819
Bank of America Corp.
4.125%, due 01/22/24 (f)	185,000	204,146
4.000%, due 01/22/25 (f)	71,000	79,073
2.496%, due 02/13/31 (3 Month U.S. LIBOR + 0.990%) (d)(f)	168,000	175,256
Brookfield Finance, Inc.
4.350%, due 04/15/30 (f)	151,000	176,726
Citigroup, Inc.
4.450%, due 09/29/27 (f)	76,000	87,974
Equinix, Inc.
1.800%, due 07/15/27 (f)	126,000	127,286
Great-West Lifeco US Finance 2020 LP
0.904%, due 08/12/25 (e)(f)	58,000	57,859
JPMorgan Chase & Co.
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (d)(f)	161,000	166,614
3.875%, due 09/10/24 (f)	183,000	201,961
2.522%, due 04/22/31 (SOFR Rate + 2.040%) (d)(f)	338,000	359,849
4.600%, Perpetual (SOFR Rate + 3.125%) (d)(f)	83,000	81,236
Kite Realty Group LP
4.000%, due 10/01/26 (f)	94,000	90,556
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (f)	67,000	72,507
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (d)(f)	223,000	233,549
Realty Income Corp.
3.250%, due 01/15/31 (f)	168,000	185,161
Scentre Group Trust 1
3.625%, due 01/28/26 (e)(f)	158,000	168,405
Simon Property Group LP
3.750%, due 02/01/24 (f)	98,000	105,570
The Bank of Nova Scotia
2.700%, due 08/03/26 (f)	158,000	172,908
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (d)(f)	137,000	141,753
The PNC Financial Services Group, Inc.
3.900%, due 04/29/24 (f)	164,000	181,431
US Bancorp
3.600%, due 09/11/24 (f)	81,000	89,698
Wells Fargo & Co.
3.069%, due 01/24/23 (f)	188,000	193,846
2.406%, due 10/30/25 (3 Month U.S. LIBOR + 0.825%) (d)(f)	216,000	225,659
		3,885,607
Industrial - 0.4%
3M Co.
2.000%, due 02/14/25 (f)	88,000	93,346
Amphenol Corp.
2.800%, due 02/15/30 (f)	93,000	101,914
Carrier Global Corp.
2.493%, due 02/15/27 (e)(f)	187,000	195,177
Caterpillar Financial Services Corp.
2.850%, due 05/17/24 (f)	91,000	98,118
FedEx Corp.
3.100%, due 08/05/29 (f)	182,000	201,924
General Electric Co.
3.450%, due 05/01/27 (f)	94,000	99,300
John Deere Capital Corp.
2.600%, due 03/07/24 (f)	162,000	173,036
Raytheon Technologies Corp.
3.200%, due 03/15/24 (e)(f)	87,000	93,435
		1,056,250
Technology - 0.3%
Broadcom, Inc.
4.150%, due 11/15/30 (f)	226,000	253,583
Lam Research Corp.
1.900%, due 06/15/30 (f)	104,000	107,775
Microsoft Corp.
2.400%, due 08/08/26 (f)	184,000	200,398
Oracle Corp.
2.950%, due 04/01/30 (f)	200,000	223,032
		784,788
Utilities - 0.2%
Alabama Power Co.
1.450%, due 09/15/30 (f)	100,000	100,132
Entergy Corp.
0.900%, due 09/15/25 (f)	100,000	99,718
FirstEnergy Corp.
3.900%, due 07/15/27 (f)	138,000	150,868
NextEra Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (f)	70,000	75,591
Sierra Pacific Power Co.
2.600%, due 05/01/26 (f)	121,000	131,837
		558,146
Total Corporate Bonds (Cost $10,236,692)		10,194,050

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.7%	Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P	204,453	$1,948,436
Voya High Yield Bond Fund - Class P	308,776	2,383,755
Voya Investment Grade Credit Fund - Class P	201,770	2,384,919
Voya Securitized Credit Fund - Class P	850,364	8,086,959
Total Affiliated Registered Investment Companies (Cost $14,824,706)		14,804,069

SHORT-TERM INVESTMENT - 0.0% (h)
Money Market Fund - 0.0% (h)
First American Government Obligations Fund - Class X, 0.066% (i)	–	–
Total Short-Term Investment (Cost $0)		–

Total Investments at Value - 94.8% (Cost $137,819,783)		245,613,546
Other Assets in Excess of Liabilities - 5.2%		13,517,751
Net Assets - 100.0%		$259,131,297

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $521,355.
(d)	Variable rate security. The rate listed is as of September 30, 2020.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2020, the value of these investments was $11,120,847, or 4.3% of total net assets.

(f)	Level 2 security.
(g)	Illiquid security. The total value of such securities is $799,958 as of September 30, 2020, representing 0.3% of net assets.
(h)	Represents less than 0.1%.
(i)	Rate listed is the 7-day effective yield as of September 30, 2020.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2020 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	1	12/31/2020	$220,961	$100
Total Futures Contracts			$220,961	$100

The average monthly notional amount of futures contracts during the nine months ended September 30, 2020 was $49,101.

				Value/ Unrealized
			Notional	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	(Depreciation)
5-Year U.S. Treasury Note Future	11	12/31/2020	$1,386,344	$(1,310)
10-Year U.S. Treasury Note Future	29	12/21/2020	4,046,406	(6,610)
U.S. Treasury Long Bond Future	3	12/21/2020	528,844	1,400
Ultra 10-Year U.S. Treasury Bond Future	27	12/21/2020	4,317,891	2,126
Ultra Long-Term U.S. Treasury Bond Future	5	12/21/2020	1,109,062	17,255
Total Futures Contracts Sold Short			$11,388,547	$12,861

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2020 was $2,369,602.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2020 (Unaudited)
Pay/Receive
Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional		Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Value	Appreciation
Goldman Sachs Bank, USA	Russell 1000 Growth Total Return Index	Receive	(3 MO LIBOR + 0.140%)	09/30/2021	Quarterly	22,695	$ 49,375,469	$ 2,375,622	$ 2,375,622
Total Total Return Swaps								$ 2,375,622	$ 2,375,622

The average monthly notional amount of total return swaps during the nine months ended September 30, 2020 was $11,243,196.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2020:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$208,682,924	$-	$-	$208,682,924
Non-Agency Mortgage-Backed Obligations	100,000	4,766,099	-	4,866,099
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	210,411	-	210,411
Asset-Backed Securities	247,181	3,509,285	-	3,756,466
Collateralized Loan Obligations	-	3,099,527	-	3,099,527
Corporate Bonds	-	10,194,050	-	10,194,050
Affiliated Registered Investment Companies	14,804,069	-	-	14,804,069
Money Market Fund	-	-	-	-
Total	$223,834,174	$21,779,372	$-	$245,613,546

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$20,881	$-	$-	$20,881
Unrealized appreciation on swap contracts	2,375,622	-	-	2,375,622
Total Assets . . . . . . .	$2,396,503	$-	$-	$2,396,503

Liabilities
Unrealized depreciation on futures contracts	$(7,920)	$-	$-	$(7,920)
Total Liabilities. . . . . . . . .	$(7,920)	$-	$-	$(7,920)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedules of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2020.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the nine months ended September 30, 2020, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the nine months ended
September 30, 2020 and the value of such investments as of September 30, 2020 were as follows:

Counterparty	Value as of December 31, 2019	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2020	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$-	$2,003,627	$-	$-	$(55,191)	$1,948,436	$12,182
Voya High Yield Bond Fund - Class P	-	2,405,411	-	-	(21,656)	2,383,755	17,442
Voya Investment Grade Credit Fund - Class P	-	2,403,068	-	-	(18,149)	2,384,919	9,059
Voya Securitized Credit Fund - Class P	-	8,012,601	-	-	74,358	8,086,959	43,741
	$-	$14,824,707	$-	$-	$(20,638)	$14,804,069	$82,424